CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and bank balances [Line Items]
Restricted cash, current portion	$ 3,319	$ 3,167
Cash on hand	566	357
Cash at bank	37,376	32,029
Cash and bank balances	41,261	35,553
Less: Restricted cash, current portion	(3,319)	(3,167)
Cash and Cash Equivalents Not part of Disposal Group	37,942	32,386
Less: Cash and cash equivalents included in the disposal group held for sale (Note 40)	60	141	[1]
Cash and cash equivalents in the statements of cash flows	37,942	32,527
Restricted cash
Current and Non Current	12,623	12,778
Short Term [Member]
Restricted cash
Current	3,319	3,167
Long Term [Member]
Restricted cash
Non-current	$ 9,304	$ 9,611

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.